Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Commercial products	€ 225,728	€ 178,663	€ 35,659
Rendering of services	11,794	21,659	4,434
Clinical supply	3,776	319	8,534
Licenses	122,343	66,077	2,547
Total revenue	363,641	266,718	51,174
Revenue (geographical)
Total revenue	363,641	266,718	51,174
Goods or services transferred over time [member]
Revenue
Total revenue	11,794	21,659	4,434
Revenue (geographical)
Total revenue	11,794	21,659	4,434
Goods or services transferred at point in time [member]
Revenue
Total revenue	351,847	245,059	46,740
Revenue (geographical)
Total revenue	351,847	245,059	46,740
Commercial customers [Member]
Revenue
Total revenue	225,728	178,663	35,659
Revenue (geographical)
Total revenue	225,728	178,663	35,659
Collaboration partners and license agreements [Member]
Revenue
Total revenue	137,913	88,055	15,515
Revenue (geographical)
Total revenue	137,913	88,055	15,515
Europe [member]
Revenue
Total revenue	123,336	869	552
Revenue (geographical)
Total revenue	123,336	869	552
North America [member]
Revenue
Total revenue	233,220	191,677	44,156
Revenue (geographical)
Total revenue	233,220	191,677	44,156
Rest of World [member]
Revenue
Total revenue	7,085	74,172	6,466
Revenue (geographical)
Total revenue	€ 7,085	€ 74,172	€ 6,466